November 30, 2020

VIA ELECTRONIC TRANSMISSION

Securities & Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re:

Ranger Funds Investment Trust, File Nos. 333-175328 and 811-22576

Dear Sir/Madam:

On behalf of Ranger Funds Investment Trust, a registered investment company (the “Trust”), we hereby submit, via electronic filing, a preliminary proxy statement related to Ranger Small Cap Fund and Ranger Micro Cap Fund (the “Funds”), each a series of the Trust.  The main purpose of this proxy is to solicit shareholder approval for a new advisory agreement for the Funds.

If you have any questions or comments related to this filing, please contact Krisztina Nadasdy at 614-469-3243.

Very truly yours,

/s/Krisztina Nadasdy

Krisztina Nadasdy